Restatement - Schedule of Consolidated Statements of Financial Position (Details) - USD ($)	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2022
Consolidated Statements of Financial Position
Convertible loan - derivative component	$ 15,737,578	$ 4,986,354
Accumulated other comprehensive income	9,957,582
Deficit	(146,904,547)	$ (60,243,556)
As previously reported [Member]
Consolidated Statements of Financial Position
Convertible loan - derivative component	9,418,331
Accumulated other comprehensive income	0
Deficit	(130,627,718)
Adjustments [Member]
Consolidated Statements of Financial Position
Convertible loan - derivative component	6,319,247
Accumulated other comprehensive income	9,957,582
Deficit	$ (16,276,829)